Closed Block (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Closed Block Liabilities
Future policy benefits	$ 43,169	$ 43,456
Other policy-related balances	358	316
Policyholder dividends payable	514	579
Policyholder dividend obligation	2,919	876
Current income tax payable	0	178
Other liabilities	613	627
Total closed block liabilities	47,573	46,032
Assets Designated to the Closed Block
Fixed maturity securities available-for-sale, at estimated fair value	30,407	28,768
Equity securities available-for-sale, at estimated fair value	35	102
Mortgage loans	6,206	6,253
Policy loans	4,657	4,629
Real estate and real estate joint ventures held-for-investment	364	328
Short-term investments	0	1
Other invested assets	857	729
Total investments	42,526	40,810
Cash and cash equivalents	249	236
Accrued investment income	509	518
Premiums, reinsurance and other receivables	109	95
Current income tax recoverable	53	0
Deferred income tax assets	362	474
Total assets designated to the closed block	43,808	42,133
Excess of closed block liabilities over assets designated to the closed block	3,765	3,899
Amounts included in accumulated other comprehensive income (loss):
Unrealized investment gains (losses), net of income tax	2,394	1,101
Unrealized gains (losses) on derivative instruments, net of income tax	11	10
Allocated to policyholder dividend obligation, net of income tax	(1,897)	(569)
Total amounts included in accumulated other comprehensive income (loss)	508	542
Maximum future earnings to be recognized from closed block assets and liabilities	$ 4,273	$ 4,441	$ 4,587	$ 4,518